SLM Student Loan Trust 2010-1
Monthly Servicing Report

Distribution Date	12/27/2010
Collection Period	11/01/2010 - 11/30/2010

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		04/15/2010	10/31/2010	11/30/2010
	Principal Balance		$1,169,871,248.94	$1,110,492,742.85	$1,091,617,173.46
	Interest to be Capitalized Balance		12,910,478.57	11,241,880.45	10,729,135.38

	Pool Balance		$1,182,781,727.51	$1,121,734,623.30	$1,102,346,308.84
	Capitalized Interest Account Balance		$7,500,000.00	$7,500,000.00	$7,500,000.00
	Specified Reserve Account Balance		3,028,129.00	2,804,336.56	2,755,865.77

	Adjusted Pool (1)		$1,193,309,856.51	$1,132,038,959.86	$1,112,602,174.61

	Weighted Average Coupon (WAC)		2.60%	2.65%	2.65%
	Number of Loans		482,706	463,134	455,492
	Aggregate Outstanding Principal Balance - Tbill			$229,584,793.07	$225,196,312.92
	Aggregate Outstanding Principal Balance - Commercial Paper			$892,149,830.23	$877,149,995.92
	Pool Factor			0.926095549	0.910088704
	Since Issued Constant Prepayment Rate			0.21%	0.97%

	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/26/2010		12/27/2010
	A	78445XAA4	$1,092,258,959.86		$1,072,822,174.61
	B	78445XAB2	$36,780,000.00		$36,780,000.00

C	Account Balances		11/26/2010		12/27/2010
	Reserve Account Balance		$2,804,336.56		$2,755,865.77
	Capitalized Interest Account Balance		$7,500,000.00		$7,500,000.00
	Floor Income Rebate Account		$448,112.96		$144,174.62
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		11/26/2010		12/27/2010
	Adjusted Pool Balance + Supplemental Loan Purchase		$1,132,038,959.86		$1,112,602,174.61
	Total Notes		$1,129,038,959.86		$1,109,602,174.61
	Difference		$3,000,000.00		$3,000,000.00
	Parity Ratio		1.00266		1.00270

Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2010 - 11/30/2010, Distribution Date 12/27/2010

II. Trust Activity 11/01/2010 through 11/30/2010

A	Student Loan Principal Receipts
	Borrower Principal	11,225,185.52
	Guarantor Principal	7,914,055.89
	Consolidation Activity Principal	1,077,263.05
	Seller Principal Reimbursement	9,277.81
	Servicer Principal Reimbursement	260.33
	Rejected Claim Repurchased Principal	127.62
	Other Principal Deposits	1,914.65

	Total Principal Receipts	$20,228,084.87

B	Student Loan Interest Receipts
	Borrower Interest	827,976.75
	Guarantor Interest	198,661.16
	Consolidation Activity Interest	9,649.50
	Special Allowance Payments	460,878.44
	Interest Subsidy Payments	953,913.42
	Seller Interest Reimbursement	611.28
	Servicer Interest Reimbursement	1,275.36
	Rejected Claim Repurchased Interest	2.39
	Other Interest Deposits	85,446.90

	Total Interest Receipts	$2,538,415.20

C	Reserves in Excess of Requirement	$48,470.79

D	Investment Income	$2,452.77

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$448,112.96

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$(444,730.58)
	Funds Allocated to the Floor Income Rebate Account	$(144,174.62)

M	AVAILABLE FUNDS	$22,676,631.39

N	Non-Cash Principal Activity During Collection Period	$(1,352,515.48)

O	Non-Reimbursable Losses During Collection Period	$141,457.28

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$2,105.81

Q	Aggregate Loan Substitutions	$-

Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2010 - 11/30/2010, Distribution Date 12/27/2010

III. 2010-1 Portfolio Characteristics

	11/30/2010				10/31/2010
	Wtd Avg				Wtd Avg
	Coupon	#Loans	Principal	% of Principal	Coupon	#Loans	Principal	% of Principal

INTERIM:
IN SCHOOL	3.35%	5,742	$21,318,031.20	1.953%	3.37%	5,808	$21,467,130.12	1.933%

GRACE	3.92%	1,917	$7,369,175.86	0.675%	3.34%	3,426	$12,182,576.60	1.097%

DEFERMENT	2.14%	82,547	$229,593,461.75	21.032%	2.14%	83,209	$230,820,456.30	20.785%

REPAYMENT:
CURRENT	2.76%	244,704	$455,055,260.71	41.686%	2.75%	250,329	$468,501,163.55	42.189%
31-60 DAYS DELINQUENT	2.75%	20,959	$57,614,486.73	5.278%	2.76%	20,351	$55,531,792.31	5.001%
61-90 DAYS DELINQUENT	2.77%	12,446	$37,005,141.30	3.390%	2.78%	11,248	$32,196,610.80	2.899%
91-120 DAYS DELINQUENT	2.77%	7,455	$22,210,300.32	2.035%	2.83%	6,728	$20,559,199.63	1.851%
> 120 DAYS DELINQUENT	2.82%	28,635	$89,793,964.27	8.226%	2.81%	29,682	$92,184,849.34	8.301%

FORBEARANCE	2.74%	45,500	$154,675,803.55	14.169%	2.74%	46,258	$158,080,760.76	14.235%
CLAIMS IN PROCESS	2.76%	5,533	$16,816,913.86	1.541%	2.80%	6,024	$18,743,717.26	1.688%
AGED CLAIMS REJECTED	2.62%	54	$164,633.91	0.015%	2.64%	71	$224,486.18	0.020%

TOTAL		455,492	$1,091,617,173.46	100.00%		463,134	$1,110,492,742.85	100.00%

*Percentages may not total 100% due to rounding
Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2010 - 11/30/2010, Distribution Date 12/27/2010

IV. 2010-1 Portfolio Characteristics (cont’d)

	11/30/2010	10/31/2010
Pool Balance	$1,102,346,308.84	$1,121,734,623.30

Total # Loans	455,492	463,134

Total # Borrowers	196,788	200,325

Weighted Average Coupon	2.65%	2.65%

Weighted Average Remaining Term	95.82	95.84

Non-Reimbursable Losses	$141,457.28	$97,036.82

Cumulative Non-Reimbursable Losses	$336,691.74	$195,234.46

Since Issued Constant Prepayment Rate (CPR)	0.97%	0.21%

Loan Substitutions	$-	$-

Cumulative Loan Substitutions	$-	$-

Rejected Claim Repurchases	$130.01	$3,268.98

Cumulative Rejected Claim Repurchases	$3,398.99	$3,268.98

Unpaid Primary Servicing Fees	$-	$-

Unpaid Administration Fees	$-	$-

Unpaid Carryover Servicing Fees	$-	$-

Note Principal Shortfall	$-	$-

Note Interest Shortfall	$-	$-

Unpaid Interest Carryover	$-	$-

Borrower Interest Accrued	$2,039,518.02	$2,155,507.14

Interest Subsidy Payments Accrued	$270,648.18	$276,409.85

Special Allowance Payments Accrued	$114,516.10	$118,140.52

Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2010 - 11/30/2010, Distribution Date 12/27/2010

V. 2010-1 Portfolio Statistics by School and Program

	Weighted
A LOAN TYPE	Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	2.60%	269,381	559,869,571.11	51.288%
- GSL - Unsubsidized	2.57%	160,305	446,758,763.28	40.926%
- PLUS (2) Loans	3.43%	24,318	80,466,710.57	7.371%
- SLS (3) Loans	3.60%	1,488	4,522,128.50	0.414%
- Consolidation Loans	0.00%	0	-	0.000%

Total	2.65%	455,492	$1,091,617,173.46	100.000%

	Weighted
B SCHOOL TYPE	Average Coupon	# LOANS	$ AMOUNT	% *

-Four Year	2.66%	334,631	861,003,968.53	78.874%
-Two Year	2.62%	102,638	197,653,927.54	18.107%
-Technical	2.77%	18,093	32,635,409.58	2.990%
-Other	2.52%	130	323,867.81	0.030%

Total	2.65%	455,492	$1,091,617,173.46	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.
Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2010 - 11/30/2010, Distribution Date 12/27/2010

VI.    2010-1 Waterfall for Distributions

			Remaining
		Paid	Funds Balance
Total Available Funds			$22,676,631.39

A	Primary Servicing Fee	$753,797.40	$21,922,833.99

B	Administration Fee	$6,667.00	$21,916,166.99

C	Class A Noteholders’ Interest Distribution Amount	$614,597.13	$21,301,569.86

D	Class B Noteholders’ Interest Distribution Amount	$36,531.37	$21,265,038.49

E	Class A Noteholders’ Principal Distribution Amount	$19,436,785.25	$1,828,253.24

F	Class B Noteholders’ Principal Distribution Amount	$-	$1,828,253.24

G	Reserve Account Reinstatement	$-	$1,828,253.24

H	Unpaid Expenses of The Trustees	$-	$1,828,253.24

I	Carryover Servicing Fee	$-	$1,828,253.24

J	Remaining Amounts to the Noteholders after the first auction date	$-	$1,828,253.24

K	Excess Distribution Certificateholder	$1,828,253.24	$-

Waterfall Triggers

A	Student Loan Principal Outstanding	$1,091,617,173.46

B	Interest to be Capitalized	$10,729,135.38

C	Capitalized Interest Account Balance	$7,500,000.00

D	Reserve Account Balance (after any reinstatement)	$2,755,865.77

E	Less: Specified Reserve Account Balance	$(2,755,865.77)

F	Total	$1,109,846,308.84

G	Class A Notes Outstanding (after application of available funds)	$1,072,822,174.61

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2010 - 11/30/2010, Distribution Date 12/27/2010

VII. 2010-1	Distributions

Distribution Amounts

	A	B

Cusip/Isin	78445XAA4	78445XAB2
Beginning Balance	$1,092,258,959.86	$36,780,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.40%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/26/2010	11/26/2010
Accrual Period End	12/27/2010	12/27/2010
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	0.65344%	1.15344%
Accrued Interest Factor	0.000562684	0.000993240
Current Interest Due	$614,597.13	$36,531.37
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$614,597.13	$36,531.37
Interest Paid	$614,597.13	$36,531.37
Interest Shortfall	$-	$-
Principal Paid	$19,436,785.25	$-
Ending Principal Balance	$1,072,822,174.61	$36,780,000.00
Paydown Factor	0.016402350	0.000000000
Ending Balance Factor	0.905335168	1.000000000
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.
Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2010 - 11/30/2010, Distribution Date 12/27/2010

VIII. 2010-1               Reconciliations

A	Principal Distribution Reconciliation

	Notes Outstanding Principal Balance	$1,129,038,959.86

	Adjusted Pool Balance	$1,112,602,174.61

	Overcollateralization Amount	$3,000,000.00

	Principal Distribution Amount	$19,436,785.25

	Principal Distribution Amount Paid	$19,436,785.25

B	Reserve Account Reconciliation

	Beginning Period Balance	$2,804,336.56

	Reserve Funds Utilized	0.00

	Reserve Funds Reinstated	0.00

	Balance Available	$2,804,336.56

	Required Reserve Acct Balance	$2,755,865.77

	Release to Collection Account	$48,470.79

	Ending Reserve Account Balance	$2,755,865.77

C	Capitalized Interest Account

	Beginning Period Balance	$7,500,000.00

	Transfers to Collection Account	$-

	Ending Balance	$7,500,000.00

D	Floor Income Rebate Account

	Beginning Period Balance	$448,112.96

	Deposits for the Period	$144,174.62

	Release to Collection Account	$(448,112.96)

	Ending Balance	$144,174.62

E	Supplemental Purchase Account

	Beginning Period Balance	$-

	Supplemental Loan Purchases	$-

	Transfers to Collection Account	$-

	Ending Balance	$-

Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2010 - 11/30/2010, Distribution Date 12/27/2010